INVESTMENT IN MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 579,665,268	$ 538,855,984
NET ASSETS AVAILABLE FOR BENEFITS	629,417,931	594,525,014
Master Trust Balances
EBP, Master Trust [Line Items]
Investments at fair value	579,665,268	538,855,984
Investment, contract value	48,892,871	56,697,392
NET ASSETS AVAILABLE FOR BENEFITS	628,558,139	595,553,376
Master Trust Balances | Common/Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	460,722,293	247,756,747
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	94,876,880	268,678,941
Master Trust Balances | Kennametal Inc. capital stock
EBP, Master Trust [Line Items]
Investments at fair value	13,234,944	12,365,608
Master Trust Balances | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investments at fair value	10,831,151	10,054,688
Plan's Divided Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments at fair value	573,388,984	531,850,578
Investment, contract value	46,870,985	53,906,757
NET ASSETS AVAILABLE FOR BENEFITS	620,259,969	585,757,335
Plan's Divided Interest in Master Trust Balances | Common/Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	457,012,660	243,472,372
Plan's Divided Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	92,310,230	265,957,911
Plan's Divided Interest in Master Trust Balances | Kennametal Inc. capital stock
EBP, Master Trust [Line Items]
Investments at fair value	13,234,944	12,365,608
Plan's Divided Interest in Master Trust Balances | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investments at fair value	$ 10,831,150	$ 10,054,687